Financial assets and financial liabilities (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ 42,568	R$ 27,442
Base rate	R$ (97,094)	R$ (111,454)
Floating interest rate [member] | Interest rate risk [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Index - % per year	CDI + 1.80%
Base rate	R$ (77,225)
Floating interest rate [member] | Interest rate risk [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (518,134)
Index - % per year	CDI + 1.90%	CDI + 1,62%
Base rate	R$ (80,570)	R$ (55,032)
Floating interest rate [member] | Interest rate risk [member] | Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. (IPTAN) [Member] [Default Label]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (32,252)	R$ (31,199)
Index - % per year	CDI + 1.75%	CDI + 1,75%
Base rate	R$ (4,966)	R$ (3,401)
Floating interest rate [member] | Interest rate risk [member] | Loans And Financing Two [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (8,418)	R$ (10,145)
Index - % per year	TJLP	TJLP
Base rate	R$ (620)	R$ (617)
Floating interest rate [member] | Interest rate risk [member] | AccountsPayableToSellingShareholdersOneMember
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (491,143)	R$ (612,121)
Index - % per year	CDI	CDI
Base rate	R$ (67,041)	R$ (56,009)
Floating interest rate [member] | Interest rate risk [member] | Notes Payable[Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (62,176)	R$ (72,726)
Index - % per year	IPCA	IPCA
Base rate	R$ (3,600)	R$ (531)
Floating interest rate [member] | Interest rate risk [member] | Cash Equivalents [Member] | Increase in basis points +75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(4,504)	(4,814)
Floating interest rate [member] | Interest rate risk [member] | Cash Equivalents [Member] | Increase in basis points +150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(9,010)	(9,628)
Floating interest rate [member] | Interest rate risk [member] | Accounts Payable To Selling Shareholders Two [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending		R$ (41,581)
Index - % per year		IPCA + 4,1%
Base rate		R$ (1,708)
Cash Equivalents [Member] | Floating interest rate [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ 1,011,126	R$ 636,847
Index - % per year	99.21% of CDI	100.38% CDI
Base rate	R$ 136,928	R$ 5,844
Debentures [Member] | Floating interest rate [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (499,839)
Loans And Financing [Member] | Floating interest rate [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Balance as of ending		R$ (510,972)